Condensed Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities
Net income	$ 26,210	$ 10,606
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	8,929	8,909
Direct financing lease accretion	(1,232)	(285)
Straight-line rent revenue	(2,661)	(1,449)
Share-based compensation	1,919	1,858
Amortization and write-off of deferred financing costs and debt discount	897	856
Other adjustments	(673)	(238)
Changes in:
Accounts payable and accrued liabilities	(1,788)	6,882
Interest and rent receivable	(4,550)	(3,787)
Net cash provided by operating activities	27,051	23,352
Investing Activities
Cash paid for acquisitions and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investment in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Proceeds from term debt, net of discount		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase (decrease) in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Interest paid	10,162	3,202
Supplemental schedule of non-cash financing activities:
Distributions declared, unpaid	30,060	27,182
MPT Operating Partnership, L.P.
Operating Activities
Net income	26,210	10,606
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	8,929	8,909
Direct financing lease accretion	(1,232)	(285)
Straight-line rent revenue	(2,661)	(1,449)
Share-based compensation	1,919	1,858
Amortization and write-off of deferred financing costs and debt discount	897	856
Other adjustments	(673)	(238)
Changes in:
Accounts payable and accrued liabilities	(1,788)	6,882
Interest and rent receivable	(4,550)	(3,787)
Net cash provided by operating activities	27,051	23,352
Investing Activities
Cash paid for acquisitions and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investment in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Proceeds from term debt, net of discount		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase (decrease) in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Interest paid	10,162	3,202
Supplemental schedule of non-cash financing activities:
Distributions declared, unpaid	$ 30,060	$ 27,182